RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Dec. 09, 2020	Dec. 31, 2020	Jun. 30, 2021	May 11, 2021
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants			$ 6,860,057
Sponsor
Related Party Transaction [Line Items]
Monthly office space rent		$ 10,000
Novator Private Placement Share
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued			3,500,000
Price of warrant			$ 10.00
Proceeds from sale of Private Placement Warrants			$ 35,000,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued			4,266,667
Price of warrant			$ 1.50
Proceeds from sale of Private Placement Warrants			$ 6,400,000
Promissory Note from Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 300,000			$ 2,000,000
Repayment of promissory note - related party		$ 25,716	$ 462,295
Principal amount of notes restated	$ 300,000
Related Party Loans
Related Party Transaction [Line Items]
Price of warrant		$ 1.50
Loan conversion agreement warrant		$ 1,500,000